Lease (Details) - Schedule of Components of Lease Expense - CNY (¥) ¥ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Lease [Abstract]
Operating lease cost	¥ 235	¥ 1,170
Short-term lease cost	1,170	4,691
Total	¥ 1,405	¥ 5,861